Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2020
Investments in Affiliates
Schedule of Investments in and Advances to Affiliates

The following table summarizes the Group’s balances of investments in affiliates:

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Kunshan Jingzhao	8,069	8,797	1,348
Wanjia Win-Win	93,907	96,629	14,809
Wuhu Hongxing	9,648	—	—
Others	9,516	5,967	914
Funds that the Group serves as general partner	1,151,121	1,153,292	176,750
-Gopher Transform Private Fund	142,739	108,582	16,641
-Real estate funds and real estate funds of funds	50,321	43,686	6,695
-Private equity funds of funds	946,242	988,069	151,428
-Others	11,819	12,955	1,986
Total investments in affiliates	1,272,261	1,264,685	193,821

Schedule of Summarized Financial Information

The following table shows summarized financial information relating to the balance sheets for the Group’s equity method investments assuming 100% ownership as of December 31, 2019 and 2020:

	As of December 31
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Balance sheet data:
Current assets	3,727,537	3,586,516	549,658
Non-current assets	32,074,801	33,138,315	5,078,669
Current liabilities	990,696	1,439,746	220,651
Non-current liabilities	1,668,928	—	—

The following table shows summarized financial information relating to the statements of operations for the Group’s equity method investments assuming 100% ownership for the years ended December 31, 2018, 2019 and 2020:

	Years Ended December 31,
	(Amount in Thousands)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Operating data:
Revenue	707,501	2,177,056	670,878	102,817
Income from operations	131,969	470,278	72,683	11,139
Net realized and unrealized gains from investments	319,127	632,934	3,582,239	549,002
Net income	537,705	1,109,261	3,654,922	560,141